Debt (Tables)	12 Months Ended
Dec. 31, 2010
Debt [Abstract]
Principal Payments Due For Debt

2011	$25,608
2012	1,500
2013	83,500
2014	1,500
2015	1,500
Thereafter	260,250

Total	$373,858